S000066845 [Member] Shareholder Fees - S000066845 [Member] - C000215205 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%